Consolidated Statement of Changes in Stockholders Deficit - USD ($) shares in Thousands, $ in Thousands					1 Months Ended	3 Months Ended									6 Months Ended			9 Months Ended				12 Months Ended
		Aug. 31, 2022	May 31, 2021		Nov. 30, 2022	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		Nov. 30, 2021		Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022		May 31, 2021
Preferred Stock | Series B Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock (in shares)											(60)
Preferred Stock | Series C Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock (in shares)								(1)
Preferred Stock | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock (in shares)																						(61)		(13)
Preferred Stock
Statement [Line Items]
Beginning balance (shares)						34	34	35	36		96		96		96		109	35	96		109	96		109
Conversion of preferred stock to common stock (in shares)									(1)
Ending balance (shares)		34	96		34	34	34	34	35		36		96		36			34	35			35		96
Common Stock | Series B Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock											$ 1
Conversion of preferred stock to common stock (in shares)											600
Common Stock | Series C Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock								$ 1
Conversion of preferred stock to common stock (in shares)								1,136
Common Stock | Public Warrant Tender Offering [Member]
Statement [Line Items]
Stock option exercises																								$ 3
Stock option exercises (in shares)																								2,591
Common Stock | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock																						$ 3
Conversion of preferred stock to common stock (in shares)																						3,200		131
Warrant exercises											$ 7		$ 1									$ (8)		$ (37)
Warrant exercises (in shares)											6,593		1,327									7,920		37,054
Common Stock | Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax																						$ 2
Stock issued for compensation and tendered for income tax (in shares)																						2,582		323
Stock issued for private offerings								$ 85			$ 25		$ 3
Stock issued for private offerings (in shares)								85,378			25,178		2,872
Common Stock
Statement [Line Items]
Beginning balance						$ 825	$ 813	$ 720	$ 686		$ 644		$ 626		$ 626		$ 519	$ 720	$ 626		$ 519	$ 626		$ 519
Beginning balance (shares)						825,279	812,698	720,028	685,861		644,120		626,123		626,123		519,262	720,028	626,123		519,262	626,123		519,262
Issuance of stock for convertible note repayment						$ 7	$ 2		$ 17		$ 8		$ 12									$ 37		$ 24
Issuance of stock for convertible note repayment (in shares)						7,150	1,822		17,132		8,162		11,816									37,110		24,154
Issuance of legal settlement, warrants																								$ 4
Issuance of legal settlement, warrants (in shares)																								4,000
Stock option exercises																						$ 1
Stock option exercises (in shares)											210		300									510
Stock issued for compensation and tendered for income tax													$ 1
Stock issued for compensation and tendered for income tax (in shares)													1,014
Stock issued for compensation						$ 1		$ 1
Stock issued for compensation (in shares)						626	765	879
Exercise of warrants, net of offering costs						$ 3	$ 10
Exercise of warrants, net of offering costs (in shares)						3,442	9,652
Make-whole shares related to private warrant exchange (in shares)							23
Dividend paid in common stock upon conversion of Series C convertible preferred stock ($0.50 per share) (in shares)							319
Stock issued for private offerings									$ 7													$ 38		$ 1
Stock issued for private offerings (in shares)									6,860													38,035		667
Conversion of preferred stock to common stock									$ 2
Conversion of preferred stock to common stock (in shares)									2,200
Warrant exercises								$ 1			$ 1		$ 1									$ 2		$ 38
Warrant exercises (in shares)								657	11		963		668									1,642		37,941
Inducement interest expense related to private warrant exchange									$ 1													$ (2)
Inducement interest expense related to private warrant exchange (in shares)									1,179													2,293
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital						$ (1)		$ 5
Deemed dividend paid in common stock due to down round provision recorded in additional paid-in capital (in share)						534		4,620
Dividends accrued on Series C and D convertible preferred stock (in shares)									487		35											613
Ending balance		$ 813	$ 626		$ 825	$ 837	$ 825	$ 813	$ 713		$ 686		$ 644		$ 686			$ 837	$ 713			$ 720		$ 626
Ending balance (shares)		812,698	626,123		825,279	837,031	825,279	812,698	713,730		685,861		644,120		685,861			837,031	713,730			720,028		626,123
Treasury Stock | Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax (in shares)																								157
Treasury Stock
Statement [Line Items]
Beginning balance (shares)						443	443	443	443		443		443		443		286	443	443		286	443		286
Ending balance (shares)		443	443		443	443	443	443	443		443		443		443			443	443			443		443
Additional Paid-in Capital | Series C Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock								$ (1)
Additional Paid-in Capital | Public Warrant Tender Offering [Member]
Statement [Line Items]
Stock option exercises																								$ 1,835
Additional Paid-in Capital | Private Warrant Exchange [Member]
Statement [Line Items]
Conversion of preferred stock to common stock																						$ (3)
Warrant exercises											$ 4,608	[1]	$ 774	[1]								(5,382)		(17,519)
Additional Paid-in Capital | Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax																						666		828
Stock issued for private offerings								17,459			27,282	[1]	2,869	[1]
Additional Paid-in Capital
Statement [Line Items]
Beginning balance						$ 692,558	$ 687,732	671,013	$ 626,558	[1]	573,595	[1]	532,031	[1]	$ 532,031	[1]	$ 372,301	$ 671,013	$ 532,031	[1]	$ 372,301	532,031	[1]	372,301
Issuance of stock for convertible note repayment						1,493	498		8,939	[1]	8,193	[1]	13,832	[1]								68,344		96,914
Loss on induced conversion						2,018	638		12,066	[1]	6,785	[1]	18,530	[1]
Issuance of legal settlement, warrants													1,744	[1]								2,863		(4)
Stock option exercises											200	[1]	189	[1]								389
Stock issued for compensation and tendered for income tax	[1]												(1)
Stock issued for compensation						181	310	344
Exercise of warrants, net of offering costs						679	2,123
Dividend paid in common stock upon conversion of Series C convertible preferred stock ($0.50 per share)							159
Stock issued for private offerings						18,045			3,545	[1]												46,473		999
Issuance costs related to stock issued for private offerings						(4,699)		(6,289)			(1,418)	[1]										(5,316)		(495)
Conversion of preferred stock to common stock	[1]								(2)
Warrant exercises								263			532	[1]	502	[1]								1,034		18,611
Inducement interest expense related to private warrant exchange									953	[1]	4,704	[1]	528	[1]								(6,689)		(13,922)
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital						1		(5)
Dividends accrued on Series C and D convertible preferred stock						(364)	(369)	(384)	243	[1]	17	[1]
Reclassification of warrants from liability to equity classified						4,885		8,601	6,585	[1]												6,585
Stock-based compensation						257	1,467	996	(438)	[1]	2,060	[1]	2,597	[1]								5,571		9,601
Reclassification of prior period preferred stock dividends						155		(4,265)
Finance charges related to warrant issuance for surety bond backstop agreement						4,885		8,601	6,585	[1]												6,585
Ending balance		$ 687,732	$ 532,031	[1]	$ 692,558	715,207	692,558	687,732	658,449	[1]	626,558	[1]	573,595	[1]	626,558	[1]		715,207	658,449	[1]		671,013		532,031	[1]
Accumulated Deficit
Statement [Line Items]
Beginning balance						(809,352)	(782,857)	(766,131)	(639,940)	[1]	(599,432)	[1]	(553,675)	[1]	(553,675)	[1]	(375,301)	(766,131)	(553,675)	[1]	(375,301)	(553,675)	[1]	(375,301)
Dividends accrued on Series C and D convertible preferred stock									(397)	[1]	(431)	[1]	(420)	[1]										(1,909)
Reclassification of prior period preferred stock dividends								4,265
Net loss						(13,702)	(26,495)	(20,991)	(41,285)	[1]	(40,077)	[1]	(45,337)	[1]								(210,820)		(176,465)
Ending balance		$ (782,857)	(553,675)	[1]	$ (809,352)	(823,054)	(809,352)	(782,857)	(681,622)	[1]	(639,940)	[1]	(599,432)	[1]	(639,940)	[1]		(823,054)	(681,622)	[1]		(766,131)		(553,675)	[1]
Series B Convertible Preferred Stock
Statement [Line Items]
Conversion of preferred stock to common stock	[1]										1
Public Warrant Tender Offering [Member]
Statement [Line Items]
Stock option exercises																								$ 1,838
Private Warrant Exchange [Member]
Statement [Line Items]
Exercise of warrants, net of offering costs (in shares)					9,700
Stock issued for private offerings			$ 34,900
Stock issued for private offerings (in shares)			36,200																					35,800
Warrant exercises											4,615	[1]	775	[1]								(5,390)		$ (17,556)
Private Equity Offering
Statement [Line Items]
Stock issued for compensation and tendered for income tax																						668		$ 828
Stock issued for private offerings								17,544			27,307	[1]	2,872	[1]
Stock issued for private offerings (in shares)																								8,900
Beginning balance						(115,969)	(94,312)	(94,398)	(12,696)	[1]	(25,193)	[1]	(21,018)	[1]	(21,018)	[1]	(2,481)	(94,398)	(21,018)	[1]	(2,481)	(21,018)	[1]	$ (2,481)
Issuance of stock for convertible note repayment						1,500	500		8,956	[1]	8,201	[1]	13,844	[1]								68,381		96,938
Loss on induced conversion						2,018	638		12,066	[1]	6,785	[1]	18,530	[1]				2,656	37,381	[1]		37,381		39,131
Issuance of legal settlement, warrants													1,744	[1]								2,863
Stock option exercises											200	[1]	189	[1]								$ 390
Stock option exercises (in shares)																						500
Stock issued for compensation						182	310	345
Exercise of warrants, net of offering costs						682	2,133
Dividend paid in common stock upon conversion of Series C convertible preferred stock ($0.50 per share)							159
Stock issued for private offerings						$ 18,045			3,552	[1]												$ 46,511		1,000
Stock issued for private offerings (in shares)		4,600				500																7,900
Issuance costs related to stock issued for private offerings						$ (4,699)		(6,289)			(1,418)	[1]										$ (5,316)		(495)
Warrant exercises								264			533	[1]	503	[1]								$ 1,036		$ 18,649
Warrant exercises (in shares)																						1,400		26,700
Inducement interest expense related to private warrant exchange									954	[1]	4,704	[1]	528	[1]								$ (6,691)		$ (13,922)
Dividends accrued on Series C and D convertible preferred stock						(364)	(369)	(384)	(154)	[1]	(414)	[1]	(420)	[1]										(1,909)
Reclassification of warrants from liability to equity classified						4,885		8,601	6,585	[1]												6,585
Stock-based compensation						257	1,467	996	(438)	[1]	2,060	[1]	2,597	[1]								5,571		9,601
Reclassification of prior period preferred stock dividends						155
Finance charges related to warrant issuance for surety bond backstop agreement						4,885		8,601	6,585	[1]												6,585
Net loss						(13,702)	(26,495)	(20,991)	(41,285)	[1],[2]	(40,077)	[1]	(45,337)	[1]	(85,414)		$ (68,812)	(61,188)	(126,699)	[1],[2]	$ (106,393)	(210,820)		(176,465)
Ending balance		$ (94,312)	$ (21,018)	[1]	$ (115,969)	$ (107,010)	$ (115,969)	$ (94,312)	$ (22,460)	[1]	$ (12,696)	[1]	$ (25,193)	[1]	$ (12,696)	[1]		$ (107,010)	$ (22,460)	[1]		$ (94,398)		$ (21,018)	[1]

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies